Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Loss Per Common Share [Abstract]
Loss Per Common Share

Note 11 - Loss Per Common Share

Basic and diluted loss per common share for the six months ended June 30, 2014 and 2013 is calculated based on the weighted average common shares outstanding for the period.  The following table sets forth the computation of basic and diluted loss per common share:

	Three Months Ended June 30,		Three Months Ended June 30,
	2014	2013	2014	2013

Numerator:
Loss from continuing operations	$(3,393,311)	$(2,020,383)	$(6,226,974)	$(2,743,573)
Loss from discontinued operations	(567)	(25,477)	(2,832)	(271,221)
Net loss	$(3,393,878)	$(2,045,860)	$(6,229,806)	$(3,014,794)

Denominator:
Weighted-average shares outstanding	101,145,350	63,943,788	99,848,623	58,598,393
Effect of dilutive securities (1)	-	-	-	-
Weighted-average diluted shares	101,145,350	63,943,788	99,848,623	58,598,393

Loss per common share – basic and diluted:
Continuing operations	$(0.03)	$(0.03)	$(0.06)	$(0.05)
Discontinued operations	(0.00)	(0.00)	(0.00)	(0.00)
Total – basic and diluted	$(0.03)	$(0.03)	$(0.06)	$(0.05)

(1)           The following common stock equivalents outstanding as of June 30, 2014 and 2013 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:

	2014	2013
Warrants	4,250,000	3,250,000
Options	5,500,000	-
Total common stock equivalents	9,750,000	3,000,000

Note 10 - Loss Per Common Share

Basic and diluted loss per common share is computed by dividing the loss by the weighted average number of common shares outstanding for the period.  Since we incurred losses attributable to common stockholders during the years ended December 31, 2013 and 2012, diluted loss per common share has not been computed by giving effect to all potentially dilutive common shares that were outstanding during the years ended December 31, 2013 and 2012.  Dilutive common shares consist of shares issuable on the conversion of preferred stock and incremental shares issuable upon the exercise of warrants to the extent that the average fair value of our common stock for each period is greater than the exercise price of the warrant.

The following table sets forth the computation of basic and diluted loss per common share:

	2013	2012
Numerator:
Loss from continuing operations	$(9,026,032)	$(310,984)
Loss from discontinued operations	(271,221)	(208,922)
Loss attributable to the noncontrolling interest	-	(28,815)
Net loss	$(9,297,253)	$(519,906)

Denominator:
Weighted-average shares outstanding	74,484,164	45,302,055
Effect of dilutive securities (1)	-	-
Weighted-average diluted shares	74,484,164	45,302,055

Loss per common share – basic and diluted:
Continuing operations	$(0.12)	$(0.01)
Discontinued operations	(0.00)	(0.00)
Attributable to the noncontrolling interest	(0.00)	(0.00)
Total – basic and diluted	$(0.12)	$(0.01)

(1)	The following common stock equivalents outstanding as of December 31, 2013 and 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:

	2013	2012
Warrants	4,250,000	3,000,000
Preferred stock	-	-
Total common stock equivalents	3,000,000	3,000,000